Mar. 11, 2022
The Ambassador Fund

The Ambassador Fund (the “Fund”)

(Ticker Symbol: EMPIX)

A series of Investment Managers Series Trust II

Supplement dated March 11, 2022 to the currently effective

Prospectus and Summary Prospectus.

Effective immediately, the following changes are made to the Prospectus and Summary Prospectus of the Fund to clarify the Fund’s investments during periods in which it does not qualify as a qualified institutional buyer (QIB).

The following paragraph replaces the sixth paragraph under the “Summary Section – Principal Investment Strategies” section of the Prospectus and Summary Prospectus and the 11th paragraph under the “More About the Fund’s Investment Objective, Principal Investment Strategies and Risks – Principal Investment Strategies” section of the Prospectus for the Fund:

The Cat Bonds and other insurance-linked securities in which the Fund seeks to invest substantially all of its assets are typically only available to “qualified institutional buyers” (or “QIBs”), as defined in Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). To qualify as a QIB, the Fund must have at least $100 million in assets. For any period during which the Fund does not qualify as a QIB, it will not be able to purchase Cat Bonds or other insurance-linked securities, which may prevent the Fund from achieving its investment objective. In such circumstances when the Fund does not qualify as a QIB, it may invest in other securities, including common or preferred equity in insurance or reinsurance company issuers, and fully-collateralized, investment grade notes linked to insurance or reinsurance or other securities.

The following disclosures are added to the “Principal Risks of Investing” and “More About the Fund’s Investment Objective, Principal Investment Strategies and Risks – Principal Risks of Investing” sections of the Prospectus and Summary Prospectus for the Fund:

Equity risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Preferred stock risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

 Please file this Supplement with your records.